JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 146.7% (99.8% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 69.2% (47.1% of Total Investments)
	Automobiles – 1.7%
$9,783	General Motors Financial Co Inc, (3)	5.750%	N/A (4)	BB+	$9,147,105
	Banks – 26.1%
7,365	Bank of America Corp	6.300%	N/A (4)	BBB-	8,046,262
3,560	Bank of America Corp	6.100%	N/A (4)	BBB-	3,818,100
1,210	Bank of America Corp	6.250%	N/A (4)	BBB-	1,303,775
7,165	Bank of America Corp	6.500%	N/A (4)	BBB-	7,847,896
4,000	Barclays Bank PLC, 144A, (5)	10.179%	6/12/21	A-	4,523,954
3,775	BNP Paribas SA, 144A	7.195%	N/A (4)	BBB	4,001,500
6,815	Citigroup Inc	6.125%	N/A (4)	BB+	7,045,006
7,260	Citigroup Inc, (3)	5.875%	N/A (4)	BB+	7,359,825
3,655	Citigroup Inc, (5)	5.950%	N/A (4)	BB+	3,828,613
5,895	Citigroup Inc	6.250%	N/A (4)	BB+	6,315,019
3,610	Citizens Financial Group Inc	5.500%	N/A (4)	BB+	3,628,050
3,065	Commerzbank AG, 144A, (5)	8.125%	9/19/23	BBB	3,507,671
1,230	First Union Capital II, (5)	7.950%	11/15/29	Baa1	1,563,777
3,496	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (4)	BBB+	5,235,260
17,314	JPMorgan Chase & Co, (3)	6.750%	N/A (4)	BBB	19,180,622
1,116	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread ), (6)	6.053%	N/A (4)	BBB	1,121,881
7,770	JPMorgan Chase & Co	5.300%	N/A (4)	BBB	7,907,529
2,020	KeyCorp	5.000%	N/A (4)	BB+	2,004,850
1,905	Lloyds Bank PLC, 144A	12.000%	N/A (4)	BB+	2,292,668
1,820	M&T Bank Corp	6.450%	N/A (4)	BBB-	1,945,125
3,495	M&T Bank Corp	5.125%	N/A (4)	BB+	3,547,425
2,770	PNC Financial Services Group Inc/The	6.750%	N/A (4)	BBB-	2,946,588
4,995	PNC Financial Services Group Inc/The	5.000%	N/A (4)	BBB-	5,007,487
3,071	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB-	3,887,456
2,980	SunTrust Banks Inc	5.050%	N/A (4)	BB+	2,946,475
3,795	Wachovia Capital Trust III	5.570%	N/A (4)	BBB-	3,772,496
5,541	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (5), (6)	6.381%	N/A (4)	BBB-	5,568,705
11,018	Wells Fargo & Co, (3)	5.875%	N/A (4)	BBB-	11,899,440

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,256	Wells Fargo & Co	5.900%	N/A (4)	BBB-	$2,343,984
	Total Banks				144,397,439
	Capital Markets – 3.1%
1,800	Bank of New York Mellon Corp/The	4.950%	N/A (4)	BBB	1,824,750
5,600	Goldman Sachs Group Inc/The	5.300%	N/A (4)	BB+	5,796,000
8,985	Goldman Sachs Group Inc/The	5.375%	N/A (4)	BB+	9,194,081
600	State Street Corp	5.250%	N/A (4)	BBB	612,000
	Total Capital Markets				17,426,831
	Commercial Services & Supplies – 1.5%
0	AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	Ba1	0
5,995	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	6,114,900
2,765	ILFC E-Capital Trust II, 144A, (5)	4.850%	12/21/65	Ba1	2,129,050
	Total Commercial Services & Supplies				8,243,950
	Consumer Finance – 2.7%
3,110	American Express Co	5.200%	N/A (4)	BB+	3,113,888
3,190	American Express Co	4.900%	N/A (4)	BB+	3,199,793
4,450	Capital One Financial Corp, (3)	5.550%	N/A (4)	BB	4,533,438
4,135	Discover Financial Services	5.500%	N/A (4)	BB-	4,005,781
	Total Consumer Finance				14,852,900
	Diversified Financial Services – 3.9%
765	Citigroup Inc	5.950%	N/A (4)	BB+	794,070
14	Compeer Financial ACA, 144A	6.750%	N/A (4)	BB+	14,419,250
2,392	Cooperatieve Rabobank UA, 144A	11.000%	N/A (4)	BBB	2,421,449
3,567	Voya Financial Inc, (5)	6.125%	N/A (4)	BB+	3,709,680
	Total Diversified Financial Services				21,344,449
	Electric Utilities – 2.5%
1,240	AES Gener SA, 144A	7.125%	3/26/79	BB	1,298,590
2,370	Electricite de France SA, 144A	5.250%	N/A (4)	BB	2,405,550
9,525	Emera Inc, (5)	6.750%	6/15/76	BBB-	10,247,662
	Total Electric Utilities				13,951,802
	Equity Real Estate Investment Trust – 2.4%
12	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	BB+	13,343,330
	Food & Staples Retailing – 0.2%
1,150	Land O'Lakes Capital Trust I, 144A, (5)	7.450%	3/15/28	Ba1	1,244,875
	Food Products – 4.3%
2,360	Dairy Farmers of America Inc, 144A, (3)	7.125%	N/A (4)	BB+	2,206,600
3,275	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	3,201,312

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$11,020	Land O' Lakes Inc, 144A	8.000%	N/A (4)	BB	$11,323,050
7,068	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	6,838,290
	Total Food Products				23,569,252
	Industrial Conglomerates – 3.9%
22,622	General Electric Co, (3)	5.000%	N/A (4)	BBB-	21,413,307
	Insurance – 13.6%
2,420	Aegon NV, (5)	5.500%	4/11/48	Baa1	2,474,450
4,315	American International Group Inc, (5)	5.750%	4/01/48	Baa2	4,361,904
8,600	Assurant Inc, (5)	7.000%	3/27/48	BB+	8,772,000
20,060	Assured Guaranty Municipal Holdings Inc, 144A, (5)	6.400%	12/15/66	BBB+	19,934,625
5,030	MetLife Inc, 144A, (5)	9.250%	4/08/38	BBB	6,891,100
1,740	MetLife Inc, (5)	5.875%	N/A (4)	BBB	1,813,950
1,220	MetLife Inc	5.250%	N/A (4)	BBB	1,234,896
7,399	Provident Financing Trust I, (5)	7.405%	3/15/38	Baa3	7,879,935
2,275	Prudential Financial Inc, (5)	5.875%	9/15/42	BBB	2,416,050
12,260	QBE Insurance Group Ltd, 144A, (5)	7.500%	11/24/43	Baa1	13,332,750
1,925	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	2,071,781
3,800	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	3,919,214
	Total Insurance				75,102,655
	Metals & Mining – 0.7%
2,290	BHP Billiton Finance USA Ltd, 144A, (5)	6.250%	10/19/75	BBB+	2,393,737
1,395	BHP Billiton Finance USA Ltd, 144A, (5)	6.750%	10/19/75	BBB+	1,569,375
	Total Metals & Mining				3,963,112
	Multi-Utilities – 1.4%
4,720	CenterPoint Energy Inc, (3)	6.125%	N/A (4)	BB+	4,820,064
2,815	NiSource Inc	5.650%	N/A (4)	BB+	2,825,472
	Total Multi-Utilities				7,645,536
	U.S. Agency – 0.4%
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (4)	BBB	1,195,164
1	Farm Credit Bank of Texas, (3)	10.000%	N/A (4)	Baa1	846,000
	Total U.S. Agency				2,041,164
	Wireless Telecommunication Services – 0.8%
4,255	Vodafone Group PLC	7.000%	4/04/79	BBB-	4,470,112
	Total $1,000 Par (or similar) Institutional Preferred (cost $369,964,188)				382,157,819

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 43.8% (29.8% of Total Investments) (7)
	Banks – 36.8%
$3,750	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (4)	BB+	$4,064,062
10,990	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (4)	BB	10,014,637
1,110	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (4)	BB	1,152,180
6,560	Barclays PLC	7.750%	N/A (4)	B+	6,781,400
11,980	Barclays PLC, Reg S	7.875%	N/A (4)	B+	12,623,925
2,205	BNP Paribas SA, 144A	6.625%	N/A (4)	BBB-	2,249,100
8,015	BNP Paribas SA, 144A	7.375%	N/A (4)	BBB-	8,666,219
1,495	BNP Paribas SA, 144A	6.750%	N/A (4)	BBB-	1,545,456
8,335	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB-	9,052,960
15,169	Credit Agricole SA, 144A, (3)	8.125%	N/A (4)	BBB-	17,271,575
4,586	HSBC Holdings PLC	6.375%	N/A (4)	BBB	4,780,905
1,960	HSBC Holdings PLC	6.375%	N/A (4)	BBB	2,011,450
4,890	ING Groep NV	6.500%	N/A (4)	BB	4,937,433
1,000	ING Groep NV, Reg S	6.875%	N/A (4)	Ba1	1,042,360
7,644	Intesa Sanpaolo SpA, 144A, (5)	7.700%	N/A (4)	BB-	7,486,381
19,545	Lloyds Banking Group PLC, (5)	7.500%	N/A (4)	BB+	20,522,250
1,565	Lloyds Banking Group PLC	7.500%	N/A (4)	BB+	1,624,079
3,335	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB	3,410,038
1,055	Nordea Bank Abp, 144A	6.125%	N/A (4)	BBB	1,041,813
1,966	Royal Bank of Scotland Group PLC	7.500%	N/A (4)	B+	2,022,523
7,579	Royal Bank of Scotland Group PLC	8.000%	N/A (4)	B+	8,251,636
6,225	Royal Bank of Scotland Group PLC	8.625%	N/A (4)	B+	6,691,875
8,403	Societe Generale SA, 144A	7.875%	N/A (4)	BB+	8,865,165
6,205	Societe Generale SA, 144A	6.750%	N/A (4)	BB+	6,018,850
2,495	Societe Generale SA, 144A	7.375%	N/A (4)	BB+	2,594,800
7,300	Societe Generale SA, 144A	8.000%	N/A (4)	BB+	7,911,375
5,470	Standard Chartered PLC, 144A	7.500%	N/A (4)	BB+	5,769,138
8,185	Standard Chartered PLC, 144A	7.750%	N/A (4)	BB+	8,727,256
16,727	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (4)	BB+	17,960,616
8,505	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	8,186,062
194,249	Total Banks				203,277,519
	Capital Markets – 7.0%
10,887	Credit Suisse Group AG, 144A, (3)	7.500%	N/A (4)	BB	11,662,699
6,790	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (4)	BB	7,121,013
8,021	Credit Suisse Group AG, 144A	7.250%	N/A (4)	BB-	8,337,829
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (4)	BB	2,908,938
3,535	UBS Group Funding Switzerland AG, 144A, (5)	7.000%	N/A (4)	BB	3,685,131

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$4,515	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (4)	BB	$4,664,487
36,798	Total Capital Markets				38,380,097
$231,047	Total Contingent Capital Securities (cost $238,676,364)				241,657,616

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 33.7% (22.9% of Total Investments)
	Banks – 7.7%
38,889	Citigroup Inc, (3)	7.125%	BB+	$1,077,614
162,500	CoBank ACB, (8)	6.250%	BBB+	16,859,375
62,728	CoBank ACB, (3), (8)	6.200%	BBB+	6,391,983
149,726	Fifth Third Bancorp, (3)	6.625%	Baa3	4,301,628
154,612	Huntington Bancshares Inc/OH, (3)	6.250%	Baa3	4,023,004
54,100	KeyCorp	6.125%	Baa3	1,476,389
4,600	PNC Financial Services Group Inc/The	6.125%	Baa2	122,406
221,878	Regions Financial Corp, (3)	6.375%	BB+	6,163,771
80,200	Regions Financial Corp, (8)	5.700%	BB+	2,037,080
	Total Banks			42,453,250
	Capital Markets – 4.4%
54,600	Goldman Sachs Group Inc/The	5.500%	Ba1	1,419,600
160,656	Morgan Stanley, (3)	7.125%	BB+	4,458,204
227,700	Morgan Stanley, (3)	6.875%	BB+	6,275,412
204,000	Morgan Stanley, (3)	5.850%	BB+	5,357,040
164,900	Morgan Stanley, (3)	6.375%	BB+	4,463,843
38,800	Northern Trust Corp, (3)	5.850%	BBB+	987,460
54,750	State Street Corp, (3)	5.350%	Baa1	1,408,170
	Total Capital Markets			24,369,729
	Consumer Finance – 0.9%
185,926	GMAC Capital Trust I, (5)	8.469%	B1	4,889,854
	Diversified Financial Services – 1.9%
98,900	AgriBank FCB, (8)	6.875%	BBB+	10,569,938
	Food Products – 3.4%
185,400	CHS Inc, (3)	7.875%	N/R	5,079,960
166,429	CHS Inc	7.100%	N/R	4,368,761
187,941	CHS Inc, (3)	6.750%	N/R	4,886,466
24,000	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,393,088
20,500	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,050,000
	Total Food Products			18,778,275
	Insurance – 7.0%
357,643	Aspen Insurance Holdings Ltd, (3)	5.950%	BBB-	9,434,623

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
62,000	Aspen Insurance Holdings Ltd, (3)	5.625%	BBB-	$1,543,180
108,900	Axis Capital Holdings Ltd, (3)	5.500%	BBB	2,671,317
70,700	Delphi Financial Group Inc, (5), (8)	5.874%	BBB-	1,590,750
119,500	Enstar Group Ltd, (5)	7.000%	BB+	3,089,075
295,125	Kemper Corp, (5)	7.375%	Ba1	7,546,346
163,333	Maiden Holdings North America Ltd, (5)	7.750%	N/R	3,331,993
62,847	Reinsurance Group of America Inc, (5)	6.200%	BBB+	1,682,414
200,600	Reinsurance Group of America Inc, (3), (5)	5.750%	BBB+	5,422,218
74,800	Torchmark Corp, (3)	6.125%	BBB+	1,986,688
	Total Insurance			38,298,604
	Mortgage Real Estate Investment Trust – 0.5%
114,600	Wells Fargo REIT, (3)	6.375%	BBB	2,955,534
	Oil, Gas & Consumable Fuels – 1.5%
84,700	NuStar Energy LP, (3)	8.500%	B1	1,987,062
40,000	NuStar Energy LP	7.625%	B1	825,600
206,369	NuStar Logistics LP, (5)	9.310%	B1	5,214,945
	Total Oil, Gas & Consumable Fuels			8,027,607
	Thrifts & Mortgage Finance – 2.6%
145,808	Federal Agricultural Mortgage Corp, (3)	6.000%	N/R	4,041,798
100,642	Federal Agricultural Mortgage Corp, (3)	6.875%	N/R	2,607,634
293,887	New York Community Bancorp Inc, (3)	6.375%	Ba1	7,802,700
	Total Thrifts & Mortgage Finance			14,452,132
	Trading Companies & Distributors – 0.4%
90,700	Air Lease Corp, (5)	6.150%	BB+	2,380,875
	U.S. Agency – 3.4%
177,100	Farm Credit Bank of Texas, 144A, (5), (8)	6.750%	Baa1	18,684,050
	Total $25 Par (or similar) Retail Preferred (cost $180,358,207)			185,859,848
	Total Long-Term Investments (cost $788,998,759)			809,675,283

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	REPURCHASE AGREEMENTS – 0.3%
$1,819	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $1,818,761, collateralized by $1,920,000 U.S. Treasury Notes, 1.375%, due 6/30/23, value $1,858,182	1.200%	5/01/19	$1,818,700
	Total Short-Term Investments (cost $1,818,700)			1,818,700
	Total Investments (cost $790,817,459) – 147.0%			811,493,983
	Borrowings – (38.0)% (9), (10)			(210,000,000)
	Reverse Repurchase Agreements – (10.9)% (11)			(60,000,000)
	Other Assets Less Liabilities – 1.9% (12)			10,667,584
	Net Assets Applicable to Common Shares – 100%			$552,161,567
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date(13)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$736,740	$736,740
Morgan Stanley Capital Services, LLC	45,000,000	Receive	1-Month LIBOR	2.333	Monthly	7/01/19	10/01/23	7/01/24	(447,321)	(447,321)
Total	$157,000,000								$289,419	$289,419
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$382,157,819	$ —	$382,157,819
Contingent Capital Securities	—	241,657,616	—	241,657,616
$25 Par (or similar) Retail Preferred	125,283,584	60,576,264	—	185,859,848
Short-Term Investments:
Repurchase Agreements	—	1,818,700	—	1,818,700
Investments in Derivatives:
Interest Rate Swaps*	—	289,419	—	289,419
Total	$125,283,584	$686,499,818	$ —	$811,783,402

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $171,397,482.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $152,168,432 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Borrowings as a percentage of Total Investments is 25.9%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $484,435,660 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.4%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust